Deferred tax (Tables)	12 Months Ended
Dec. 31, 2022
Deferred tax
Schedule of movement in deferred tax assets and liabilities

	Assets	Liabilities	Total
	$’m	$’m	$’m
At January 1, 2020	123	(235)	(112)
Credited/(charged) to the income statement (note 7)	5	(3)	2
Credited to other comprehensive income	—	—	—
Exchange	7	(12)	(5)
At December 31, 2020	135	(250)	(115)
Credited/(charged) to the income statement (note 7)	14	(22)	(8)
Charged to other comprehensive income	(5)	(12)	(17)
Exchange	(6)	10	4
At December 31, 2021	138	(274)	(136)
Credited/(charged) to the income statement (note 7)	36	(21)	15
(Charged)/credited to other comprehensive income	(21)	25	4
Exchange	(4)	17	13
At December 31, 2022	149	(253)	(104)

Schedule of components of deferred tax assets and liabilities

	At December 31,
	2022	2021
	$’m	$’m
Tax losses	25	10
Employee benefit obligations	18	40
Depreciation timing differences	51	54
Provisions	32	23
Other	23	11
	149	138
Available for offset	(95)	(67)
Deferred tax assets	54	71
Intangible assets	(108)	(128)
Accelerated depreciation and other fair value adjustments	(123)	(96)
Other	(22)	(50)
	(253)	(274)
Available for offset	95	67
Deferred tax liabilities	(158)	(207)

Schedule of Tax credit recognized in income statement

	Year ended
	December 31,
	2022	2021	2020
	$’m	$’m	$’m
Tax losses	15	7	(3)
Employee benefit obligations	3	2	(6)
Depreciation timing differences	(1)	4	—
Provisions	8	2	5
Other deferred tax assets	11	(1)	9
Intangible assets	13	22	18
Accelerated depreciation and other fair value adjustments	(29)	(31)	(19)
Other deferred tax liabilities	(5)	(13)	(2)
	15	(8)	2